Property Plant and Equipment - Additional Information (Detail) - Muscle shoals [member] € in Millions	12 Months Ended
Dec. 31, 2015 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flows projection description	11.00%
Growth rate for extrapolate the cash flows beyond the projection period	0.00%
Recoverable value lower than the carrying value	€ 400
Impairment charge	400
Constellium Valais cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	€ 49